Decommissioning Obligations - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Decommissioning Obligations
Decommissioning obligations using an average discount rate	1.90%	1.20%
Risk free rate considered for decommissioning obligations	2.25%	1.95%